Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.36%
New York–98.51%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$1,829,895

Series 2018 A, RB	5.00%	12/15/2048	2,585	2,682,186

Series 2018 B, RB(a)	5.00%	12/15/2033	335	356,116

Series 2018 B, RB(a)	5.00%	12/15/2034	250	264,613

Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.38%	06/01/2023	90	90,000

Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,340	1,189,584

Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	324,399

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,764,695

Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2029	1,195	1,016,672

Series 2021, Ref. RB	4.00%	07/01/2030	1,245	1,034,263

Series 2021, Ref. RB	4.00%	07/01/2031	1,295	1,050,581

Series 2021, Ref. RB	4.00%	07/01/2041	1,000	629,996

Series 2021, Ref. RB	4.00%	07/01/2051	17,805	9,935,765

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	311,511

Series 2016 A, Ref. RB	5.00%	05/01/2028	400	415,011

Series 2016 A, Ref. RB	5.00%	05/01/2029	550	570,023

Series 2016 A, Ref. RB	5.00%	05/01/2030	350	362,155

Series 2016 A, Ref. RB	5.00%	05/01/2031	350	361,471

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	206,165

Allegany County Capital Resource Corp. (Houghton College);
Series 2022 A, Ref. RB	5.00%	12/01/2042	1,600	1,588,293

Series 2022 A, Ref. RB	5.00%	12/01/2052	5,000	4,794,702

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,256,915

Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,933,651

Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,078,353

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,051,595

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,742,612

Series 2020 B, RB	4.00%	11/01/2045	1,500	1,213,759

Series 2020 B, RB	4.00%	11/01/2055	6,400	4,884,179

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(c)	0.00%	07/15/2034	3,685	2,215,125

Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	27,337,415

Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2036	1,000	855,484

Series 2021, Ref. RB	4.00%	07/01/2041	1,550	1,220,843

Series 2021, Ref. RB	4.00%	01/01/2047	1,500	1,094,497

Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	3,165,113

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,318,317

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,225	1,226,110

Series 2017 A, Ref. RB	5.00%	06/01/2035	840	856,851

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	145,110

Series 2018, Ref. RB	5.00%	10/01/2033	150	155,381

Series 2018, Ref. RB	5.00%	10/01/2037	500	508,487

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,034,973

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	$825	$794,932

Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	309,429

Series 2015 A, Ref. RB	5.00%	07/01/2030	150	154,623

Series 2015 A, Ref. RB	5.00%	07/01/2031	210	216,387

Series 2015 A, Ref. RB	5.00%	07/01/2032	245	252,302

Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(d)	5.50%	09/01/2045	3,200	3,181,004

Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	500,231

Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,540,431

Series 2018, RB	5.00%	06/01/2048	2,415	2,421,862

Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	9,052,630

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	529,839

Series 2019, RB	4.00%	07/01/2049	1,300	1,212,791

Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,330,271

Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(d)	5.75%	06/01/2052	1,250	1,263,610

Series 2022, RB(d)	5.75%	06/01/2062	3,250	3,268,564

Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	546,138

Series 2022 A, RB	5.00%	07/01/2056	450	439,393

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,804,241

Series 2023, RB	5.25%	07/01/2062	6,500	6,570,421

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	930,870

Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,564,972

Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,509,894

Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(e)(f)	5.00%	07/01/2024	500	508,105

Series 2014, Ref. RB(e)(f)	5.00%	07/01/2024	1,100	1,117,831

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(d)	5.00%	06/01/2047	1,250	1,140,901

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(d)	5.63%	02/01/2039	1,100	1,065,975

Series 2019, RB(d)	5.75%	02/01/2049	1,330	1,231,041

Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(d)	4.00%	06/15/2041	610	497,061

Series 2021 A, RB(d)	4.00%	06/15/2051	735	545,463

Series 2021 A, RB(d)	4.00%	06/15/2056	530	382,517

Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	640	641,907

Series 2014, Ref. RB(a)(d)	5.00%	01/01/2035	4,350	4,401,203

Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(d)	5.00%	06/01/2051	1,500	1,347,617

Series 2021 A, RB(d)	5.00%	06/01/2056	1,250	1,112,068

Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(d)	4.00%	11/01/2041	1,775	1,437,109

Series 2021 A, RB(d)	4.00%	11/01/2051	1,000	740,738

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,158,660

Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(d)	6.50%	07/01/2052	9,820	9,624,655

Series 2022, RB(d)	6.50%	07/01/2057	10,430	10,056,282

Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,095	1,058,217

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,286,246

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	$200	$202,857

Series 2014, RB	5.00%	05/01/2039	250	252,266

Series 2016 A, Ref. RB	5.00%	05/01/2030	510	530,949

Series 2016 A, Ref. RB	5.00%	05/01/2031	540	561,363

Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,000

Series 2006, GO Bonds	5.00%	06/01/2025	105	105,137

Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(a)	4.85%	07/01/2023	65	65,063

Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,516,986

Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(c)	0.00%	06/01/2027	1,000	874,877

Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,010,828

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,548,468

Series 2020 A, Ref. RB	5.00%	07/01/2051	4,500	4,454,231

Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2034	1,135	1,201,388

Series 2021, Ref. RB	4.00%	07/01/2036	1,040	979,892

Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,066,889

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(e)(f)	5.00%	07/01/2024	1,195	1,216,282

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,268,084

Series 2016 B, RB	4.00%	07/01/2034	6,410	5,969,826

Series 2016 B, RB	5.00%	07/01/2035	2,715	2,731,267

Series 2016 B, RB	5.00%	07/01/2046	25,775	24,571,668

Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,131,338

Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,401,676

Series 2022, RB	4.00%	07/01/2049	9,370	8,615,067

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	3,029,905

Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	898,371

Series 2017, Ref. RB	5.00%	07/01/2036	840	891,034

Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,271,775

Series 2017, Ref. RB	5.00%	07/01/2042	2,535	2,647,010

Series 2020, Ref. RB	5.00%	07/01/2045	5,000	5,315,525

East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,040	920,958

Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,115	1,968,122

Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,683,806

Series 2005 A, RB	5.00%	06/01/2045	1,275	1,162,410

Series 2005 D, RB(c)	0.00%	06/01/2055	194,300	12,352,214

Series 2006 A, RB(c)(d)	0.00%	06/01/2060	200,000	11,178,500

Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	305,570

Series 2019, RB(a)	4.00%	06/01/2025	910	909,598

Series 2019, RB(a)	4.00%	06/01/2026	950	952,322

Series 2019, RB(a)	4.00%	06/01/2027	985	989,256

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	20,375	20,670,144

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $5,495,000)(d)(g)	5.50%	07/01/2044	5,495	4,866,628

Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,695,477

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(d)	6.80%	12/01/2044	9,530	9,641,758

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	$1,700	$1,719,884

Series 2014, RB	5.00%	07/01/2034	1,500	1,514,386

Series 2014, RB	5.00%	07/01/2039	1,250	1,254,561

Series 2014, RB	5.00%	07/01/2044	1,000	1,000,946

Series 2017, Ref. RB	5.00%	07/01/2029	475	491,238

Series 2017, Ref. RB	5.00%	07/01/2030	425	439,360

Series 2017, Ref. RB	5.00%	07/01/2031	390	402,778

Series 2017, Ref. RB	5.00%	07/01/2032	700	721,731

Series 2017, Ref. RB	5.00%	07/01/2035	730	747,895

Series 2017, Ref. RB	5.00%	07/01/2036	570	581,297

Series 2017, Ref. RB	5.00%	07/01/2038	650	658,602

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	62,200	64,840,601

Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	02/15/2042	11,000	11,486,334

Series 2017 A, Ref. RB	4.00%	02/15/2044	26,535	26,038,262

Series 2017 A, Ref. RB	5.00%	02/15/2045	50,630	52,603,745

Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	28,445	27,852,789

Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2037	3,420	3,490,814

Series 2021 A, Ref. RB	4.00%	02/15/2039	8,720	8,753,921

Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	755,174

Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	3,764,375

Series 2017 A, Ref. RB	4.00%	11/01/2047	555	384,191

Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,001,680

Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2023	505	506,364

Series 2014, GO Bonds	5.00%	10/15/2024	530	536,329

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	12,426,729

Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	14,626,671

Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	4,624,558

Series 2016 B, Ref. RB	5.00%	09/01/2041	12,335	12,834,098

Series 2017, RB	5.00%	09/01/2029	750	810,994

Series 2017, RB	5.00%	09/01/2037	3,405	3,626,905

Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2042	14,000	14,855,757

Series 2017, RB	5.00%	09/01/2047	12,925	13,637,144

Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2047	25,000	26,427,940

Series 2018, RB	5.00%	09/01/2036	2,000	2,175,287

Series 2018, RB	5.00%	09/01/2037	7,000	7,568,667

Series 2018, RB	5.00%	09/01/2038	5,000	5,383,932

Series 2018, RB	5.00%	09/01/2039	4,000	4,291,851

Series 2019 A, RB	4.00%	09/01/2038	1,000	999,315

Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,219,989

Series 2021 A, Ref. RB	3.00%	09/01/2040	2,000	1,628,971

Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2043	435	435,007

Series 2013 C, RB	5.00%	11/15/2038	4,000	4,000,571

Series 2014 B, RB	5.25%	11/15/2039	5,135	5,161,351

Series 2015 A-2, RB(f)	5.00%	05/15/2030	18,000	19,300,739

Series 2015 B, RB	5.25%	11/15/2055	9,000	9,040,720

Series 2016 C-1, RB	5.00%	11/15/2056	16,170	16,171,872

Series 2016 C-1, RB	5.25%	11/15/2056	20,830	21,081,216

Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,433,008

Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	5,976,490

Subseries 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	6,745,637

Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2050	23,835	22,938,458

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	$23,860	$24,061,221

Series 2017 B-1, RB	5.25%	11/15/2057	15,505	16,219,311

Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2031	18,000	19,222,787

Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2034	24,700	26,170,196

Series 2017 C-2, Ref. RB(c)	0.00%	11/15/2040	3,750	1,585,372

Series 2019 B, RB (INS - BAM)(b)	5.00%	11/15/2052	7,900	8,129,023

Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	542,883

Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,491,128

Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,658,055

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	384,964

Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	890	899,776

Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,014

Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,161

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	4,848,315

Monroe County Industrial Development Corp. (Rochester Schools Modernization);
Series 2005 A, RB(a)	6.50%	12/01/2042	2,060	1,660,966

Series 2015, RB	5.00%	05/01/2030	1,000	1,030,197

Series 2015, RB	5.00%	05/01/2031	1,500	1,544,734

Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(d)	5.88%	07/01/2052	1,000	963,560

Series 2022, RB(d)	6.00%	07/01/2057	1,000	963,486

Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	6,325	5,224,782

Series 2019, Ref. RB	5.00%	01/01/2050	2,000	1,497,114

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	535	535,797

Series 2011, RB	6.00%	06/01/2034	1,495	1,498,119

Series 2014 A, RB	5.00%	06/01/2029	500	507,273

Series 2014 A, RB	5.50%	06/01/2034	960	978,846

Series 2014 A, RB	5.00%	06/01/2044	1,515	1,528,556

Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	186,648

Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,547,754

Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,838,203

Series 2020 A, RB	4.00%	07/01/2050	51,550	48,661,025

Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(c)(d)	0.00%	06/01/2061	400,000	15,673,080

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	21,779,116

Series 2016 A, RB	5.00%	11/15/2056	78,745	78,752,339

Nassau (County of), NY;
Series 2016 A, Ref. GO Bonds(e)(f)	5.00%	06/09/2023	1,000	1,066,331

Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	3,551,690

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	22,435	23,625,524

Series 2019 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2043	8,510	9,103,310

Series 2019 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2049	11,600	12,302,795

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2049	5,000	5,360,943

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $644,181)(g)	5.00%	01/01/2058	546	245,703

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(d)(g)	9.00%	01/01/2041	270	224,100

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	304,312

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,183,884

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	$904	$888,844

Series 2006 A-3, RB	5.00%	06/01/2035	750	682,085

Series 2006 A-3, RB	5.13%	06/01/2046	615	550,030

Series 2006 C, RB(c)	0.00%	06/01/2046	105,975	19,621,292

Series 2006 D, RB(c)	0.00%	06/01/2060	623,215	34,509,720

Series 2006 E, RB(c)	0.00%	06/01/2060	40,000	2,031,028

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	11,557,811

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,264,604

New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	7,056,929

Series 2012, RB	4.00%	01/15/2042	720	713,489

Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,209,387

Series 2018 207, Ref. RB(a)	4.00%	03/15/2035	10,000	10,169,570

Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,715,214

Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	18,721,195

Series 2019, RB	4.00%	11/01/2041	600	597,770

Series 2019, RB(a)	4.00%	11/01/2047	25,350	23,992,366

Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	4,760,733

Series 2020, RB(a)	4.00%	07/15/2040	2,180	2,112,996

Series 2021, Ref. RB(a)	4.00%	07/15/2051	8,395	7,795,208

Series 2021, Ref. RB(a)	5.00%	07/15/2056	2,000	2,064,700

Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	12,475	13,246,973

Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,656,969

Two Hundred Thirty First Series 2022, Ref. RB(a)	5.00%	08/01/2037	22,990	24,913,192

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,128,458

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	3,120	3,260,786

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,047

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,017

Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,359

Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,562

Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,008

Series 2012 I, GO Bonds	5.00%	08/01/2023	3,120	3,123,848

Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	26,384,845

Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	635,864

Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,592,208

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	12,000	11,547,325

Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,198,613

Series 2022, GO Bonds(h)(i)	4.00%	03/01/2047	18,000	17,431,182

Series 2022, GO Bonds (INS - BAM)(b)(h)(i)	4.00%	03/01/2050	28,830	27,922,002

Series 2022, GO Bonds(h)(i)	4.00%	08/01/2050	10,000	9,621,679

Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10,000	10,547,828

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	2,000	1,989,528

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	935,591

Subseries 2021 F-1, GO Bonds(i)	5.00%	03/01/2050	10,000	10,669,389

Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	11,000	12,225,809

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,825,449

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,390,463

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,265,573

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,561,455

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,361,714

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,955,662

New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	695	607,678

Series 1998, RB	6.38%	11/01/2028	1,735	1,515,195

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	$525	$480,432

Series 2005 E-2, RB	6.13%	11/01/2035	2,455	1,825,124

New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	3,245	3,078,827

New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	3,580	3,481,410

New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program); Series 1999 A-1, RB	6.65%	07/01/2023	140	139,847

New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	6,345	6,402,758

New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	14,980	16,658,102

Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,050,195

Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	548,498

Series 2019 CC-1, RB	4.00%	06/15/2040	2,305	2,316,267

Series 2019 DD-1, RB	4.00%	06/15/2049	9,885	9,666,121

Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	5,353,128

Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,503,873

Series 2020, Ref. RB	5.00%	06/15/2050	8,500	9,090,292

Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,732,853

Series 2022 CC-1, RB	4.00%	06/15/2052	30,055	29,169,252

Series 2022 EE, Ref. RB	4.00%	06/15/2045	25,000	24,680,722

Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	9,956,513

Series 2023 D, Ref. RB	4.13%	06/15/2047	9,780	9,715,875

Subseries 2018 DD-1, RB(i)	5.00%	06/15/2048	20,000	21,144,104

Subseries 2023 AA-1, RB(i)	5.25%	06/15/2052	15,000	16,680,342

New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2029	650	681,835

Series 2018 S-1, RB	5.00%	07/15/2043	24,000	25,476,202

Series 2018 S-1, RB	5.00%	07/15/2045	10,000	10,587,260

Series 2018 S-3, RB	5.00%	07/15/2043	885	939,435

Series 2018 S-3, RB	5.25%	07/15/2045	11,475	12,309,079

Series 2019 B-1, RB	4.00%	11/01/2042	7,325	7,247,258

Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,630,678

Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,733,011

Series 2020 A-3, RB	4.00%	05/01/2044	11,000	10,853,650

Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,410,773

Series 2020 D, RB	4.00%	11/01/2043	9,575	9,468,943

Series 2020, RB	4.00%	05/01/2042	8,000	7,916,545

Series 2020, RB	4.00%	05/01/2045	2,000	1,963,146

Series 2020, RB	4.00%	05/01/2046	23,000	22,510,965

Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,820,985

Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,583,270

Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,718,595

Series 2022 F-1, RB	5.00%	02/01/2047	24,500	26,485,794

Series 2022, RB	5.00%	02/01/2047	9,955	10,761,881

Series 2023 F-1, RB	4.00%	02/01/2051	10,215	9,894,734

Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	995,754

Subseries 2022 F-1, RB(i)	5.00%	02/01/2047	24,575	26,566,873

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,009,216

New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	334,558

Series 2019, Ref. RB	5.00%	12/01/2036	700	769,809

New York (City of), NY Trust for Cultural Resources (Juilliard School (The)); Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	6,307,066

New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	950	965,746

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	$200	$197,185

Series 2021 A, RB	4.00%	01/01/2039	275	269,486

Series 2021 A, RB	4.00%	01/01/2040	350	340,699

Series 2021 A, RB	4.00%	01/01/2041	220	213,004

Series 2021 A, RB	4.00%	01/01/2046	725	682,209

Series 2021 A, RB	4.00%	01/01/2051	1,085	1,000,275

New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	115	115,190

Series 2015 A-1, Ref. RB(d)	4.80%	12/01/2023	410	404,038

Series 2015 B, RB(e)(f)	5.00%	02/15/2025	5	5,159

Series 2016 A, Ref. RB	5.00%	10/01/2033	600	630,041

Series 2016 A, Ref. RB	5.00%	07/01/2036	275	286,023

Series 2017 A, RB	4.00%	03/15/2046	15,965	15,649,444

Series 2017 B, Ref. RB(e)(f)	5.00%	08/15/2027	10	10,897

Series 2018 A, RB	5.00%	07/01/2048	5,890	6,230,107

Series 2019 A, RB	5.00%	10/01/2034	820	880,512

Series 2019 A, RB	4.00%	07/01/2045	15,280	14,718,075

Series 2019 D, RB(i)	4.00%	02/15/2049	20,000	19,374,860

Series 2020 A, RB(i)	4.00%	03/15/2046	30,485	29,882,449

Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,932,250

Series 2021 A, Ref. RB	4.00%	03/15/2047	26,305	25,678,297

Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,737,930

Series 2022 A, RB (INS - BAM)(b)	4.25%	10/01/2051	5,500	5,399,859

Series 2022, RB(h)(i)	4.00%	03/15/2049	46,305	44,854,996

Series 2022, RB(i)	4.00%	07/01/2049	22,500	21,516,323

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(d)	5.35%	12/01/2035	10,325	7,875,906

Series 2015 B-1, Ref. RB(d)	6.18%	12/01/2031	3,855	3,378,465

New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	630,808

Series 2020 A, Ref. RB	4.00%	07/01/2040	675	616,158

Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,150,655

Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,194,435

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	5.00%	02/15/2041	6,015	6,367,237

New York (State of) Dormitory Authority (Bidding Group 4);
Series 2018 A, RB	5.00%	03/15/2044	12,830	13,574,891

Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,233,880

New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,785,579

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	500	441,906

Series 2012 B, RB	5.00%	07/01/2032	260	229,791

Series 2019 A, Ref. RB	4.00%	07/01/2045	750	529,706

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	19,582

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	773,006

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	868,249

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	651,766

New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	135,865

New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	9,763,096

New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	26,154

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	965,790

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	$200	$203,614

Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,236,222

Series 2017, Ref. RB	5.00%	07/01/2030	650	691,039

Series 2017, Ref. RB	4.00%	07/01/2033	415	425,701

Series 2020, RB	4.00%	07/01/2046	1,555	1,483,944

Series 2020, RB	4.00%	07/01/2050	37,360	35,311,589

Series 2021 A, Ref. RB	3.00%	07/01/2038	9,455	7,669,053

New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,636,243

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	153,774

Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,841,058

Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,177,824

New York (State of) Dormitory Authority (Iona College);
Series 2021 A, RB	5.00%	07/01/2046	500	510,832

Series 2021 A, RB	5.00%	07/01/2051	1,250	1,269,691

New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2020, RB (CEP - Federal Housing Administration)	4.00%	08/01/2043	1,000	976,889

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	445	445,743

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	6,546,887

Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	4,940,470

Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,799,104

Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	6,807,014

Series 2020 A, Ref. RB	4.00%	09/01/2050	51,475	41,430,997

New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,020

New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB(e)(f)	5.00%	07/01/2025	145	150,207

Series 2015, Ref. RB	5.00%	07/01/2040	1,955	1,982,500

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,614,813

Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	3,626,836

Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,577,063

Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	6,737,771

Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,971,855

Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,684,610

Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,430,342

Series 2022 A, Ref. RB	4.00%	07/01/2052	9,050	7,914,670

New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,070	1,207,692

Series 2016 A, RB	4.00%	07/01/2039	625	619,412

Series 2019 A, RB	5.00%	07/01/2042	4,260	4,578,290

Series 2019 A, RB	5.00%	07/01/2049	8,600	9,145,899

Series 2021 A, Ref. RB	3.00%	07/01/2041	7,785	6,462,167

Series 2021 A, Ref. RB	4.00%	07/01/2046	6,000	5,759,756

New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,561,387

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,512,844

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2045	425	398,367

Series 2017, Ref. RB(d)	5.00%	12/01/2029	3,200	3,230,849

Series 2017, Ref. RB(d)	5.00%	12/01/2030	1,900	1,913,698

Series 2017, Ref. RB(d)	5.00%	12/01/2032	1,200	1,207,817

Series 2017, Ref. RB(d)	5.00%	12/01/2033	1,700	1,709,334

Series 2017, Ref. RB(d)	5.00%	12/01/2035	1,300	1,298,870

Series 2017, Ref. RB(d)	5.00%	12/01/2036	2,100	2,073,034

Series 2017, Ref. RB(d)	5.00%	12/01/2037	800	781,737

New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/2029	980	980,336

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	$500	$511,630

Series 2016, Ref. RB	5.00%	07/01/2046	500	508,329

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	11,835	11,142,178

New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,346,983

Series 2020 A, Ref. RB	5.00%	07/01/2053	3,500	3,714,112

Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,193,667

New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	21,625	23,013,885

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	400	411,681

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	201,640

Series 2021, RB	5.00%	07/01/2051	750	748,591

New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(d)	5.50%	12/01/2047	16,140	10,948,409

Series 2017 A-2, RB(d)	5.38%	09/01/2050	25,010	18,336,587

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(d)(g)	5.38%	10/01/2042	7,540	5,618,780

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	2,004,497

Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,770,660

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,972,607

New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,747,628

Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,797,602

Series 2015 C, RB	4.15%	05/01/2048	2,295	2,107,363

Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	23,077,369

New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	105	105,088

New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,017,272

Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,774,393

Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,025,960

New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,899

New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(d)(h)(i)	4.00%	11/15/2060	39,155	37,125,318

Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	12,852,512

Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	11,973,314

New York (State of) Power Authority (Green Transmission);
Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2047	5,000	4,822,298

Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2061	10,000	9,320,377

New York (State of) Thruway Authority;
Series 2022 C, RB(i)	5.00%	03/15/2054	38,340	41,229,237

Series 2014 J, RB	5.00%	01/01/2034	1,620	1,632,662

Series 2016 A, RB	5.00%	01/01/2051	27,580	28,008,546

Series 2019 B, RB	4.00%	01/01/2045	21,185	20,417,453

Series 2019 B, RB	4.00%	01/01/2050	13,815	13,100,241

Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2050	45,000	43,338,357

Series 2020 N, RB	5.00%	01/01/2040	11,555	12,442,890

Series 2020 N, RB	4.00%	01/01/2044	11,465	11,185,997

Series 2021 O, Ref. RB	4.00%	01/01/2043	15,000	14,688,262

Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,925,537

New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	4,087,853

New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	8,750	9,402,363

New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	8,208,836

Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	14,445,529

New York (State of) Thruway Authority (Group 2);
Series 2020 N, RB	4.00%	01/01/2045	5,000	4,860,149

Series 2021 O, Ref. RB	4.00%	01/01/2048	12,500	12,035,336

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	$7,000	$7,773,261

Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,536,865

New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	4.00%	02/15/2045	1,250	1,185,788

Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	947,166

New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,941,451

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	8,629,187

Series 2015, Ref. RB	5.00%	11/15/2045	8,190	8,333,686

Series 2016 A, RB	5.00%	11/15/2041	4,220	4,359,073

Series 2016 B, RB(c)	0.00%	11/15/2044	3,270	1,104,247

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	1,180	1,180,532

Series 2000 A, RB	6.63%	06/01/2042	19,215	19,222,694

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	335	341,677

Series 2001, RB	5.75%	06/01/2043	8,715	8,889,142

New York Counties Tobacco Trust IV;
Series 2005 D, RB(c)	0.00%	06/01/2050	66,335	13,803,524

Series 2005 E, RB(c)	0.00%	06/01/2055	165,210	11,910,650

Series 2010 A, RB(d)	6.25%	06/01/2041	23,900	23,899,627

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(c)	0.00%	06/01/2038	3,430	1,383,180

Series 2005 S-2, RB(c)	0.00%	06/01/2050	6,770	937,618

Series 2005 S-3, RB(c)	0.00%	06/01/2055	219,195	16,497,076

Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	715,900	26,105,365

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,074,409

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,290	2,326,774

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,140,877

Series 2016 A-2, Ref. RB	5.00%	06/01/2051	13,875	12,852,494

Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,535,237

Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,024,208

Series 2016 B, Ref. RB	5.00%	06/01/2041	870	879,396

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	1,505	1,477,767

Series 2014, Class 3, Ref. RB(d)	7.25%	11/15/2044	415	420,315

New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.00%	09/15/2043	10,000	8,069,280

Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,858,758

New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	76,200	85,407,812

Series 2007, RB	5.50%	10/01/2037	11,445	12,921,142

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	13,660	10,560,311

Series 2021 A, Ref. RB	2.88%	11/15/2046	21,990	16,223,923

Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	10,700,851

New York State Dormitory Authority; Series 2023, RB(i)	4.00%	02/15/2047	13,575	13,252,260

New York State Environmental Facilities Corp.; Series 2017, RB	5.00%	06/15/2047	29,900	31,460,947

New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds);
Series 2017 C, RB	5.00%	08/15/2047	5,000	5,272,825

Series 2022 B, RB(i)	5.00%	09/15/2047	20,000	21,996,208

Series 2022 B, RB(i)	5.25%	09/15/2052	18,000	20,135,671

New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,054,695

Series 2022, Ref. RB	4.00%	06/15/2047	3,890	3,779,601

New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(e)	5.50%	04/15/2035	615	748,499

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2049	$29,835	$28,855,063

Series 2020 C, Ref. RB	4.00%	03/15/2045	16,000	15,638,374

Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,153,409

Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	12,430,174

Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	9,293,743

New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	16,515	13,794,357

New York State Urban Development Corp. (Bidding Group 3);
Series 2019 A, Ref. RB	4.00%	03/15/2045	8,625	8,478,642

Series 2021, Ref. RB	4.00%	03/15/2044	20,125	19,857,869

Series 2021, Ref. RB	4.00%	03/15/2046	28,000	27,446,566

Series 2021, Ref. RB	4.00%	03/15/2047	10,000	9,776,546

New York State Urban Development Corp. (Bidding Group 4); Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	9,355,288

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	5,465	5,471,744

Series 2016, Ref. RB(a)	5.00%	08/01/2031	26,075	26,110,392

Series 2021, Ref. RB(a)	2.25%	08/01/2026	4,475	4,189,550

Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	2,781,033

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	7,610	7,757,857

Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,132,147

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	6,255	6,197,420

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	8,845	8,648,621

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	11,453,636

Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,202,511

Series 2016 A, RB(a)	5.00%	07/01/2046	16,000	15,583,813

Series 2016 A, RB(a)	5.25%	01/01/2050	37,970	37,826,705

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	8,015,677

New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	582,157

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,071,241

Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,268,144

Series 2020, Ref. RB	5.00%	12/01/2032	1,505	1,654,941

Series 2020, Ref. RB	5.00%	12/01/2033	1,600	1,756,265

Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,171,679

Series 2020, Ref. RB	5.00%	12/01/2036	1,610	1,734,686

Series 2020, Ref. RB	5.00%	12/01/2038	3,000	3,206,860

Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,118,157

Series 2022, RB(a)	5.00%	12/01/2041	19,000	19,596,336

Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,137,199

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	4,793,291

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(d)	4.75%	11/01/2042	790	686,601

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	729,382

Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	822,012

Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	780,562

Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	743,977

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	275,847

North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/15/2023	935	935,490

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	860	812,288

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	4,357,379

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2046	1,355	1,220,191

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2051	11,710	10,276,318

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	$100	$101,151

Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,076,133

Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,195,390

Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,249,657

Series 2019, Ref. RB	5.00%	07/01/2032	775	794,808

Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,371,058

Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,438,038

Series 2019, Ref. RB	4.00%	07/01/2039	760	656,460

Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,810,035

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,329,592

Series 2017, Ref. RB	5.00%	05/01/2034	840	857,000

Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,169,142

Series 2017, Ref. RB	5.00%	05/01/2040	650	658,029

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	1,055	1,053,820

Series 2019, Ref. RB	5.00%	12/01/2045	18,650	20,163,686

Series 2019, Ref. RB	4.00%	12/01/2049	14,240	13,720,062

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	5.00%	07/01/2046	450	454,318

Series 2021, RB	5.00%	07/01/2051	600	601,468

Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The)); Series 2001 B, RB (INS - AGC)(b)	5.38%	12/01/2026	1,025	1,026,288

Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, RB (INS - AGC)(b)	5.38%	12/01/2026	2,880	2,884,141

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	3,955	3,126,602

Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,305,604

Series 2012 A, RB	5.00%	07/01/2042	1,435	1,370,475

Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,957,774

Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,732,679

Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	6,316,374

Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2031	10,805	10,904,685

Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2032	5,000	5,006,140

Series 2018 B, GO Bonds (INS - AGM)(b)	4.00%	02/01/2033	9,585	9,777,108

Port Authority of New York & New Jersey; Series 2023, RB(a)(i)	4.00%	07/15/2060	33,975	30,707,784

Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,330	2,335,851

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,395,991

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JPMorgan Chase Bank N.A.)(a)(j)	5.38%	12/01/2036	2,500	2,504,527

Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,305,475

Rockland (County of), NY Solid Waste Management Authority (Green Bonds); Series 2021 A, RB(a)	4.00%	12/15/2051	5,025	4,607,493

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	731,910

Series 2005 A, RB(c)(d)	0.00%	08/15/2045	3,855	1,065,845

Series 2005 C, RB(c)(d)	0.00%	08/15/2060	25,000	1,545,045

Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,676,565

Series 2020 A, RB	4.00%	07/01/2050	1,985	1,796,669

Schenectady County Capital Resource Corp. (Union College);
Series 2017, Ref. RB	5.00%	01/01/2047	10,720	11,024,109

Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,076,522

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021, Ref. RB	5.00%	09/01/2039	520	533,527

Series 2021, Ref. RB	5.00%	09/01/2041	200	203,794

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	$540	$561,645

Series 2022, Ref. RB	5.25%	07/01/2041	440	480,869

Series 2022, Ref. RB	5.25%	07/01/2042	425	464,107

Series 2022, Ref. RB	5.25%	07/01/2047	1,820	1,968,924

Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,681,557

Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	210	194,559

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,910	3,398,416

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	421,515

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(d)	6.75%	06/01/2027	290	259,996

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	1,875	1,818,379

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(d)	5.35%	11/01/2049	40,865	36,683,771

Series 2016 B-2, RB(d)	5.35%	11/01/2049	5,830	5,233,485

Series 2016 C-2, RB(d)	5.35%	11/01/2049	5,760	5,170,648

Series 2016 D-2, RB(d)	5.35%	11/01/2049	3,780	3,393,238

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(k)	5.00%	07/01/2032	3,125	1,406,250

Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,876,915

Series 2017 A, RB	5.00%	11/15/2037	4,455	4,712,468

Series 2017 A, RB	5.00%	11/15/2038	1,515	1,599,376

Series 2017 A, RB	5.00%	11/15/2047	17,095	17,810,198

Series 2018, RB	5.00%	11/15/2045	10,000	10,574,685

Series 2021 A-1, Ref. RB	5.00%	05/15/2051	52,685	56,345,364

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	28,876,180

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	5,350	6,036,574

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	17,800	18,802,154

Series 2019 C, RB	4.00%	11/15/2041	1,500	1,465,758

Series 2019 C, RB(i)	4.00%	11/15/2043	21,500	20,826,416

Series 2020 A, RB	5.00%	11/15/2054	4,850	5,144,136

Series 2021 A, RB	5.00%	11/15/2051	27,570	29,466,074

Series 2021 A, RB	5.00%	11/15/2056	16,570	17,528,258

Series 2022, RB(i)	5.25%	05/15/2057	20,000	22,102,482

Series 2022, RB(i)	5.25%	05/15/2062	30,000	33,004,296

Series 2023 A, RB	4.25%	05/15/2058	20,000	19,681,462

Triborough Bridge & Tunnel Authority Sales Tax Revenue;
Series 2023, RB(i)	4.25%	05/15/2058	10,000	9,840,731

Series 2023, RB(i)	4.50%	05/15/2063	40,000	40,034,680

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	10,264,085

Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	13,146,273

Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,382,696

Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,141,663

Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	720	570,465

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(d)	7.00%	06/01/2046	470	414,488

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,063	3,935,443

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	1,835,977

Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	5,848,456

Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,256,003

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	$500	$507,224

Series 2022, Ref. RB	5.00%	01/01/2037	525	523,442

Series 2022, Ref. RB	5.00%	01/01/2041	520	506,919

Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,406,217

Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,336,936

Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,149,084

Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,171,180

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(d)	5.00%	06/01/2030	1,500	1,366,431

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	29,355,506

Westchester County Local Development Corp.(Purchase Senior Learning Community Inc); Series 2021, Ref. RB(d)	5.00%	07/01/2056	5,000	3,727,955

Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	14,451,483

Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,310,611

Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	3.00%	04/01/2039	1,000	843,758

Series 2021 A, RB	4.00%	04/01/2046	1,400	1,357,527

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(d)	4.13%	12/01/2041	6,390	4,781,565

Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2040	1,680	1,853,652

Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2042	1,105	1,204,008

Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	388,948

Series 2019 A, RB	5.00%	10/15/2049	640	571,227

Series 2019 A, RB	5.00%	10/15/2054	465	409,077

				4,448,200,319

Puerto Rico–8.45%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	2,125	2,137,060

Series 2008 A, RB(c)	0.00%	05/15/2057	633,850	42,771,374

Series 2008 B, RB(c)	0.00%	05/15/2057	574,600	31,836,000

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	11,810	310,012

PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	722	568,910

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	890	848,140

Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	3,424	2,011,567

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,486	1,487,318

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,963	3,027,721

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,072,720

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,064,647

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,027,387

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,099,545

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,142,452

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,786,443

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,337,577

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	8

Subseries 2022, RN(c)	0.00%	11/01/2043	14,117	6,899,760

Subseries 2022, RN(c)	0.00%	11/01/2051	62,448	24,979,066

Subseries 2022, RN(c)	0.00%	11/01/2051	26,532	12,835,117

Subseries 2022, RN(c)	0.00%	11/01/2051	361	347,629

Subseries 2022, RN(c)	0.00%	11/01/2051	7,378	756,241

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	8,470	8,569,766

Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	1,000	1,009,066

Series 2022 A, Ref. RB(d)	5.00%	07/01/2037	2,500	2,482,432

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	$510	$510,133

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	6,067	5,831,601

Series 2022 B, RB(c)	0.00%	07/01/2032	3,942	2,511,545

Series 2022 C, RB(l)	5.00%	07/01/2053	6,744	4,113,841

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.63%	06/01/2026	700	710,925

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart Project);
Series 2012, Ref. RB	5.00%	10/01/2031	650	650,904

Series 2012, Ref. RB	5.00%	10/01/2042	200	200,455

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	5,145	5,075,142

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,128,858

Series 2018 A-1, RB(c)	0.00%	07/01/2046	28,000	7,566,966

Series 2018 A-1, RB(c)	0.00%	07/01/2051	50,840	10,124,862

Series 2018 A-1, RB	4.75%	07/01/2053	13,361	12,389,116

Series 2018 A-1, RB	5.00%	07/01/2058	37,456	35,880,885

Series 2019 A-2, RB	4.33%	07/01/2040	16,000	14,862,890

Series 2019 A-2, RB	4.54%	07/01/2053	976	873,585

Series 2019 A-2, RB	4.78%	07/01/2058	13,060	12,029,753

Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,217,569

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,058,491

Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,480,603

Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,633,342

Series 2006 Q, RB	5.00%	06/01/2036	67,190	64,460,971

				381,720,395

Northern Mariana Islands–0.16%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(d)	5.00%	06/01/2030	4,375	3,967,989

Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	3,415	3,281,555

				7,249,544

Guam–0.12%
Guam (Territory of);
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	742,016

Series 2021 F, Ref. RB	4.00%	01/01/2042	2,880	2,534,174

Guam (Territory of) Waterworks Authority;
Series 2013, RB (INS - NATL)(b)	5.25%	07/01/2025	1,735	1,737,031

Series 2014 A, Ref. RB	5.00%	07/01/2029	325	327,909

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	300	300,447

				5,641,577

Virgin Islands–0.12%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	634,309

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(d)	5.00%	09/01/2033	1,500	1,526,477

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(d)	5.00%	09/01/2030	770	781,695

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	2,405	2,406,420

				5,348,901

TOTAL INVESTMENTS IN SECURITIES(m)–107.36% (Cost $5,093,761,578)				4,848,160,736

FLOATING RATE NOTE OBLIGATIONS–(8.05)%
Notes with interest and fee rates ranging from 3.95% to 4.00% at 05/31/2023 and contractual maturities of collateral ranging from 11/15/2043 to 05/15/2063(n)				(363,675,000)

BORROWINGS–(0.52)%				(23,600,000)

OTHER ASSETS LESS LIABILITIES–1.21%				54,810,983

NET ASSETS–100.00%				$4,515,696,719

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $307,749,837, which represented 6.82% of the Fund’s Net Assets.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Restricted security. The aggregate value of these securities at May 31, 2023 was $10,955,211, which represented less than 1% of the Fund’s Net Assets.
(h)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $72,145,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $535,919,282 are held by TOB Trusts and serve as collateral for the $363,675,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$4,848,160,736	$–	$4,848,160,736

Other Investments - Assets

Investments Matured	–	2,674,938	–	2,674,938

Total Investments	$–	$4,850,835,674	$–	$4,850,835,674

Invesco Rochester® New York Municipals Fund